CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net margin	$ 61,704	$ 57,781	$ 55,895
Adjustments to reconcile net margin to net cash provided by operating activities:
Depreciation and amortization, including nuclear fuel	451,899	400,681	376,639
Accretion cost	55,953	56,086	54,475
Amortization of deferred gains	(1,789)	(1,789)	(1,789)
Allowance for equity funds used during construction	(700)	(385)	(374)
Deferred outage costs	(30,926)	(30,746)	(38,278)
Loss (gain) on sale of investments	21,950	(13,516)	(19,779)
Gain on sale of spare parts	0	(15,734)	0
Regulatory deferral of costs associated with nuclear decommissioning	(54,529)	(19,318)	(10,691)
Other	(712)	(2,528)	(5,587)
Change in operating assets and liabilities:
Receivables	(68,550)	(5,693)	(3,659)
Inventories	(36,235)	23,232	(2,409)
Prepayments and other current assets	25,031	577	(23,754)
Accounts payable	7,008	31,790	1,504
Accrued interest	9,042	23,976	6,539
Accrued taxes	52,764	(36,301)	33,588
Other current liabilities	32,300	(14,292)	9,439
Member power bill prepayments	2,217	(38,078)	(67,281)
Rate management program collections, net	19,847	144,763	146,917
Total adjustments	484,570	502,725	455,500
Net cash provided by operating activities	546,274	560,506	511,395
Cash flows from investing activities:
Property additions	(1,156,383)	(1,203,050)	(1,335,380)
Plant acquisition	(86,826)	(233,156)	0
Activity in nuclear decommissioning trust fund - Purchases	(204,500)	(675,153)	(578,610)
Activity in nuclear decommissioning trust fund - Proceeds	194,046	667,344	570,294
Proceeds from the sale of spare parts	0	18,500	0
Decrease in restricted investments	246,022	167,535	46,003
Activity in other long-term investments - Purchases	(185,092)	(433,532)	(425,628)
Activity in other long-term investments - Proceeds	107,082	246,256	186,219
Other	4,040	14,843	7,982
Net cash used in investing activities	(1,081,611)	(1,430,413)	(1,529,120)
Cash flows from financing activities:
Long-term debt proceeds	1,414,925	757,032	2,221,685
Long-term debt payments	(397,162)	(468,577)	(1,334,368)
(Decrease) increase in short-term borrowings, net	(440,321)	712,473	101,128
Other	2,526	44,618	(13,821)
Net cash provided by financing activities	579,968	1,045,546	974,624
Net increase (decrease) in cash, cash equivalents and restricted cash	44,631	175,639	(43,101)
Cash, cash equivalents and restricted cash at beginning of period	581,150	405,511	448,612
Cash, cash equivalents and restricted cash at end of period	625,781	581,150	405,511
Cash paid for -
Interest (net of amounts capitalized)	182,066	170,605	193,063
Supplemental disclosure of non-cash investing and financing activities:
Change in asset retirement obligations	10,486	107,677	18,709
Accrued property additions at end of period	$ 79,204	$ 65,686	$ 89,640